SEGMENTED INFORMATION	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
SEGMENTED INFORMATION [Text Block]
10.	SEGMENTED INFORMATION

The Company has two reportable segments, being the acquisition of exploration and evaluation assets located in British Columbia, Canada, and California, United States.

11.	SEGMENTED INFORMATION

The Company has one reportable segment, being the acquisition of exploration and evaluation assets located in British Columbia, Canada.